Summary of Significant Accounting Policies - Summary for Concentration of Receivables, Net Of Allowances, By Product or Service (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Concentration of receivables, net of allowances	$ 47,026	$ 8,678	$ 172
Product Concentration Risk [Member] | Oil And Natural Gas And Related Products And Services [Member]
Revenue, Major Customer [Line Items]
Concentration of receivables, net of allowances	23,925	4,092	149
Product Concentration Risk [Member] | Joint interest owners [Member]
Revenue, Major Customer [Line Items]
Concentration of receivables, net of allowances	22,661	4,586	23
Product Concentration Risk [Member] | Miscellaneous other [Member]
Revenue, Major Customer [Line Items]
Concentration of receivables, net of allowances	$ 440